UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 91.2%
Corporate — 6.3%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.75%, 8/01/31 (a)	$2,000	$2,200,460
British Airways PLC Project, 5.25%, 12/01/32	1,000	999,950
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	2,500	2,634,175
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	1,520	1,655,782
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	818,392
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	393,267
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	1,000	1,004,760
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,000	5,914,000
5.50%, 10/01/37	780	953,542
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,400	1,432,116

		18,006,444
County/City/Special District/School District — 20.6%
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	794,659
City of New York New York, GO, Refunding, Series E, 5.50%, 8/01/25	1,280	1,577,101

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	$400	$448,288
Sub-Series A-1, 5.00%, 10/01/34	600	677,076
Sub-Series I-1, 5.38%, 4/01/36	2,650	3,051,528
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	3,200	3,315,584
5.00%, 11/15/44	1,500	1,556,580
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,065,517
5.00%, 7/01/33	400	450,984
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	5,000	1,360,750
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	1,500	349,935
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	816,578
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	2,600	2,664,896
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	670	680,284
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	500	563,165
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	229,070
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	650	719,218

BlackRock New York Municipal Bond Fund	September 30, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	$1,000	$1,134,170
Sub-Series B-1, 5.00%, 11/01/36	680	778,532
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	532,445
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	620	682,732
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	100	115,391
5.00%, 2/15/47	5,970	6,322,111
(AGC), 5.00%, 2/15/47	1,000	1,058,980
(AGM), 5.00%, 2/15/47	1,050	1,111,929
(NPFGC), 4.50%, 2/15/47	2,315	2,388,987
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	10,491,481
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,352,904
4 World Trade Center Project, 5.00%, 11/15/31	860	954,428
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,645,695
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,541,375
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	454,087
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,571,329
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,855,244
North Country Development Authority, Refunding RB, (AGM), 6.00%, 5/15/15	175	179,617

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
State of New York Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	$5	$5,699

		58,498,349
Education — 16.4%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	322,333
Build New York City Resource Corp., RB, Series A:
Bronx Charter School for Excellence Project, 5.50%, 4/01/43	890	951,009
South Bronx Charter School for International Cultures and the Arts Project, 5.00%, 4/15/43	1,000	976,210
Build New York City Resource Corp., Refunding RB, Series A, 5.00%, 6/01/43	325	365,251
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	562,585
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	885	1,017,511
Carnegie Hall, 4.75%, 12/01/39	1,550	1,628,104
Carnegie Hall, 5.00%, 12/01/39	1,325	1,412,370
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	4,280	4,646,454
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,101,800
County of Cattaraugus New York, St. Bonaventure University Project, 5.00%, 5/01/39	165	174,123

BlackRock New York Municipal Bond Fund	September 30, 2014	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/34	$130	$138,555
County of Madison New York Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	414,056
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	270,396
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,054,050
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	379,843
5.00%, 7/01/42	220	230,195
County of Saratoga New York, Refunding RB, Series B, 4.00%, 7/01/33	1,000	1,026,640
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	1,000	1,059,850
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	557,970
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	503,339
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,110,760
5.00%, 7/01/44	2,000	2,212,860
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project:
5.00%, 10/01/34	465	525,534
5.00%, 10/01/35	265	298,541

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York Dormitory Authority, Refunding RB, New York University, Series A, 5.00%, 7/01/42	$1,000	$1,111,790
State of New York Dormitory Authority, RB:
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	645,760
New York University, Series 1 (AMBAC, BHAC), 5.50%, 7/01/31	230	292,514
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	819,788
Teachers College, Series B, 5.00%, 7/01/42	450	491,945
The New School (AGM), 5.50%, 7/01/43	1,000	1,138,800
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	600	607,740
Touro College & University System Obligation Group, Series A, 5.50%, 1/01/44	2,000	2,201,120
University of Rochester, Series A, 5.75%, 7/01/39	1,000	1,159,600
University of Rochester, Series B, 5.00%, 7/01/39	550	592,724
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,310,560
Brooklyn Law School, 5.75%, 7/01/33	475	525,996
Culinary Institute of America, 5.00%, 7/01/42	300	316,737
Fordham University, 5.00%, 7/01/44	850	950,062
Rochester Institute of Technology, 5.00%, 7/01/34	750	830,603
Rochester Institute of Technology, 5.00%, 7/01/38	310	341,763
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,603,343
Skidmore College, Series A, 5.25%, 7/01/29	135	156,279

BlackRock New York Municipal Bond Fund	September 30, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
St. John's University, Series A, 5.00%, 7/01/27	$450	$513,333
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,478,406
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,458,922
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	997,639
Teachers College, 5.50%, 3/01/39	850	952,603

		46,438,366
Health — 14.0%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/30 (c)	600	672,210
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,105,360
City of New York New York Industrial Development Agency, RB:
PSCH, Inc. Project, 6.38%, 7/01/33	2,555	2,555,511
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	380	380,106
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	1,400	1,400,392
City of New York New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program:
Series A-1 (ACA), 4.38%, 7/01/20	845	775,828
Series A-1 (ACA), 4.50%, 7/01/30	210	168,689
Series C-1 (ACA), 5.10%, 7/01/31	525	468,815
County of Dutchess New York Local Development Corp., RB, Series A, 5.00%, 7/01/34	750	824,018

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	$300	$333,558
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	245	245,696
6.00%, 2/01/28	185	185,252
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	500,205
5.00%, 12/01/32	580	580,075
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	330	326,426
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,223,722
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series F-1 (ACA), 4.90%, 7/01/21	525	514,915
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	840,623
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1:
6.50%, 7/01/17	95	95,027
(ACA), 4.90%, 7/01/21	330	318,209
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	328,291

BlackRock New York Municipal Bond Fund	September 30, 2014	4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	$4,075	$4,447,536
Series B, 6.00%, 11/01/30	375	429,735
County of Westchester New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1 (ACA), 4.90%, 7/01/21	350	325,409
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	684,210
5.00%, 1/01/28	930	999,499
5.00%, 1/01/34	875	933,398
State of New York Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,075	1,201,183
Healthcare, Series A, 5.00%, 3/15/38	250	281,995
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	821,145
Mental Health Services (AGM), 5.00%, 8/15/18 (d)	5	5,788
Mental Health Services (AGM), 5.00%, 2/15/22	995	1,133,474
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	805,896
New York University Hospitals Center, Series A, 5.75%, 7/01/31	1,055	1,184,670
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	579,105
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,675	1,856,151
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	1,725	1,933,069
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	310,320

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	$1,635	$1,842,416
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,500	1,564,890
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,729,550
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,115,880
St. Luke's Roosevelt Hospital (FHA), 4.90%, 8/15/15 (d)	500	520,805
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 7/01/32	305	339,309

		39,888,361
Housing — 3.1%
City of New York New York Housing Development Corp., RB, M/F Housing, Series C, AMT, 5.05%, 11/01/36	1,220	1,249,658
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	588,516
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	1,640	1,689,430
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,002,030
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	884,791
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	2,029,840
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	650,824

BlackRock New York Municipal Bond Fund	September 30, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
State of New York HFA, RB, M/F Housing, Series A, AMT (concluded):
Watergate II, 4.75%, 2/15/34	$580	$580,273

		8,675,362
State — 9.4%
New York State Dormitory Authority, RB:
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,269,235
Series A, 5.00%, 2/15/43	5,000	5,590,200
Sales Tax Asset Receivable Corp., Refunding RB, Series A (c):
5.00%, 10/15/31	1,625	1,948,635
4.00%, 10/15/32	1,620	1,747,867
State of New York, GO, Series A, 5.00%, 2/15/39	750	846,608
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/42	2,250	2,497,882
Series E, 5.00%, 2/15/29	1,715	1,990,806
State of New York Dormitory Authority, Refunding RB, General Purpose, Series D, 5.00%, 2/15/33	750	848,558
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,126,890
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,750	1,812,037
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,685	1,914,783
University Facilities Grants, 5.50%, 1/01/19	3,500	3,955,245

		26,548,746
Tobacco — 1.1%
Niagara Tobacco Asset Securitization Corp., Refunding RB:
5.25%, 5/15/34	1,750	1,958,863

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (concluded)
Niagara Tobacco Asset Securitization Corp., Refunding RB (concluded):
5.25%, 5/15/40	$1,080	$1,191,456

		3,150,319
Transportation — 13.2%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	500	573,175
Series A-1, 5.25%, 11/15/33	540	632,108
Series B, 5.25%, 11/15/44	2,125	2,424,710
Series C, 6.50%, 11/15/28	1,760	2,138,558
Series E, 5.00%, 11/15/38	2,350	2,621,284
Series H, 5.00%, 11/15/25	1,000	1,183,480
Series H, 5.00%, 11/15/30	400	456,052
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,000	1,140,130
(AGM), 4.00%, 11/15/30	1,985	2,071,745
New York State Thruway Authority, Refunding RB, Series J, 5.00%, 1/01/41	5,000	5,584,000
Niagara Falls Bridge Commission, RB, Series A, 4.00%, 10/01/44 (c)	1,330	1,339,616
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project:
Series 6, AMT (NPFGC), 6.25%, 12/01/14	2,620	2,695,980
Series 8, 6.00%, 12/01/42	2,000	2,312,380
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 3.50%, 7/15/37	2,000	1,884,460
177th Series, 4.00%, 1/15/43	3,850	3,893,197
178th Series, 5.00%, 12/01/43	285	311,488
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	1,000	1,123,420
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	920	1,020,105

BlackRock New York Municipal Bond Fund	September 30, 2014	6

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB, General, Series I (concluded):
5.00%, 1/01/42	$280	$307,812
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	2,480	1,220,210
General, CAB, Series B, 0.00%, 11/15/32 (b)	1,520	783,210
Series A, 5.00%, 11/15/24	1,375	1,642,259

		37,359,379
Utilities — 7.1%
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,198,840
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	500	575,085
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	800	924,848
Series HH, 5.00%, 6/15/32	950	1,074,849
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	550,245
Series C (CIFG), 5.25%, 9/01/29	3,000	3,645,150
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/24	875	985,609
6.00%, 5/01/33	2,450	2,881,714
5.75%, 4/01/39	300	342,621
New York City Water & Sewer System, Refunding RB, 5.00%, 6/15/43	1,000	1,097,090

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water, 2nd General Resolution, Series B, 5.00%, 6/15/36	$1,000	$1,136,270
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	4,225	4,834,456

		20,246,777
Total Municipal Bonds in New York		258,812,103
Puerto Rico — 0.6%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,695	1,774,106
Total Municipal Bonds — 91.8%		260,586,209

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
New York — 12.2%
County/City/Special District/School District — 2.5%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	750	867,000
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,699,770
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,850,261
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	2,250	2,596,088

		7,013,119
Education — 0.6%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.25%, 7/01/29	1,350	1,538,770

BlackRock New York Municipal Bond Fund	September 30, 2014	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York (continued)
State — 1.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$2,100	$2,371,855
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,103,030

		3,474,885
Transportation — 3.8%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,319,021
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,709,025
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,793,688

		10,821,734
Utilities — 4.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	3,156,662

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (concluded):
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	$3,751	$4,129,338
Series A, 4.75%, 6/15/30	4,000	4,368,960

		11,654,960
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 12.2%		34,503,468
Total Long-Term Investments (Cost — $274,484,127) — 104.0%		295,089,677

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	9,014,434	9,014,434
Total Short-Term Securities (Cost — $9,014,434) — 3.2%		9,014,434
Total Investments (Cost — $283,498,561*) — 107.2%		304,104,111
Liabilities in Excess of Other Assets — (0.6)%		(1,594,176)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.6%)		(18,714,239)

Net Assets — 100.0%		$283,795,696

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$265,080,420

Gross unrealized appreciation	$21,283,858
Gross unrealized depreciation	(970,744)

Net unrealized appreciation	$20,313,114

BlackRock New York Municipal Bond Fund	September 30, 2014	8

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

Notes to Schedule of Investments
*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
(a)	Variable rate security. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$332,385	$3,994
Goldman Sachs & Co.	672,210	5,994
J.P. Morgan Securities LLC	4,703,732	41,267

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019 is $1,191,304.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at September 30, 2014	Income

BIF New York Municipal Money Fund	2,338,409	6,676,025	9,014,434	1

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes

BlackRock New York Municipal Bond Fund	September 30, 2014	9

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(213)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$26,548,453	$197,725

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access.

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Long-Term Investments [1]	—	$295,089,677	—	$295,089,677
	Short-Term Securities	$9,014,434	—	—	9,014,434
Total		$9,014,434	$295,089,677	—	$304,104,111

[1]	See above Schedule of Investments for values in each sector.

BlackRock New York Municipal Bond Fund	September 30, 2014	10

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$197,725	—	—	$197,725

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$291,000	—	—	$291,000
Liabilities:
TOB trust certificates	—	$(18,710,577)	—	$(18,710,577)
Total	$291,000	$(18,710,577)	—	$(18,419,577)

There were no transfers between levels during the period ended September 30, 2014.

BlackRock New York Municipal Bond Fund	September 30, 2014	11

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 24, 2014